Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Future undiscounted cash flows for operating leases and reconciliation to operating lease liability
For operating leases where we are the lessee, our future undiscounted cash flows are as follows:

(In $ millions)	Year ended December 31, 2021
2022	32
2023	3
2024	1
2025 and thereafter	1
Total	37
The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheet as at December 31, 2021:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020
Total undiscounted cash flows	37	79
Less short term leases	—	—
Less discount	(2)	(11)
Operating lease liability	35	68
Of which:
Current	30	51
Non-current	5	17
Total	35	68

Supplementary information regarding lease accounting
The following table gives supplementary information regarding our lease accounting at December 31, 2021:

(In $ million)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Operating Lease Cost:
Operating lease cost	42	19	12
Short-term lease cost	1	2	1
Total lease cost	43	21	13

Other information:
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows	42	21	13
Right-of-use assets obtained in exchange for operating lease liabilities during the period	24	53	19
Weighted-average remaining lease term in months	19	14	18
Weighted-average discount rate	10%	24%	13%

Operating subleases and leases, lessor, future undiscounted cash flows, and income
On November 25, 2019, March, 15 2020 and November 15, 2020 we leased the West Castor, West Telesto and West Tucana to Gulfdrill. The estimated future undiscounted cash flows on these leases are as follows:

(In $ millions)	Year ended December 31, 2021
2022	28
2023	28
2024	21
2025	18
2026 and thereafter	2
Total	97
Refer to Note 8 - "Other revenues" for comparative information on income from operating leases.